Net sales and geographic information (Tables)	6 Months Ended
Dec. 31, 2024
Net sales and geographic information
Schedule of net sales by geographic location

	For the three months ended December 31,
(in € thousands)	2023		2024
Germany	32,955	16.8%	31,686	14.2%
United States	39,110	19.9%	45,979	20.6%
Europe (excluding Germany) (*)	76,450	38.9%	91,736	41.1%
Rest of the world	48,115	24.5%	53,583	24.0%
	196,630	100.0%	222,985	100.0%

	For the six months ended December 31,
(in € thousands)	2023		2024
Germany	61,956	16.1%	59,238	13.9%
United States	75,253	19.6%	87,025	20.5%
Europe (excluding Germany) (*)	151,905	39.5%	178,830	42.1%
Rest of the world	94,982	24.7%	99,591	23.5%
	384,096	100.0%	424,685	100.0%

(1)No individual country other than Germany and the United States accounted for more than 10% of net sales.

(*)Including United Kingdom.